Related Party Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Metallon Corporation Limited [Member]
Related Party Balances and Transactions [Line Items]
Related party credit losses	$ 0.0
Additional provision due to liquidity concerns		$ 1.2
Metallon Management Services [Member]
Related Party Balances and Transactions [Line Items]
Related party credit losses		1.4
Credit loss on receivables due to liquidity concerns		0.2
Bulawayo Mining Company [Member]
Related Party Balances and Transactions [Line Items]
Properties for sale		1.2
Directors [Member]
Related Party Balances and Transactions [Line Items]
Amount owed to related party	$ 2.4
non-executive directors [Member]
Related Party Balances and Transactions [Line Items]
Amount owed to related party		$ 3.0